Restructuring Expenses - Narrative (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) kmt	Aug. 10, 2017 plant
Restructuring Cost and Reserve [Line Items]
Restructuring income		$ 40,253,000	$ 0	$ 0
Restructuring expenses	$ 7,218,000	15,620,000	6,492,000	19,758,000
Number of plants consolidated | plant					2
Restructuring expenses, net		24,633,000	6,492,000	$ 30,048,000
Rubber Carbon Black
Restructuring Cost and Reserve [Line Items]
Standard rubber grade (kmt) | kmt				50
Impairment of property plant and equipment				$ 10,290,000
Estimated recoverable amount				0
Personnel expenses
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	$ 4,363,000	$ 7,586,000	$ 2,975,000	$ 6,864,000